Debt - Schedule of Outstanding Third-Party Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Revolving Loan Facility [Member]
Schedule of Outstanding Third-Party Debt [Line Items]
Principal	$ 14,000,000	$ 12,700,000
Debt Discount
Total	14,000,000	12,700,000
Convertible note payable, net [Member]
Schedule of Outstanding Third-Party Debt [Line Items]
Principal	1,750,000
Debt Discount	(87,629)
Total	1,662,371
Notes Payable [Member]
Schedule of Outstanding Third-Party Debt [Line Items]
Principal	1,762,415
Debt Discount
Total	1,762,415
Convertible Notes [Member]
Schedule of Outstanding Third-Party Debt [Line Items]
Principal	17,512,415	13,900,000
Debt Discount	(87,629)	(1,102,684)
Total	$ 17,424,786	12,797,316
Convertible note payable [Member]
Schedule of Outstanding Third-Party Debt [Line Items]
Principal		1,200,000
Debt Discount		(1,102,684)
Total		$ 97,316